Amounts payable and accrued liabilities	9 Months Ended
May 31, 2022
Amounts payable and accrued liabilities

10.	Amounts payable and accrued liabilities

	May 31, 2022	August 31, 2021
Amounts payable	$4,247	$1,748
Accrued liabilities	2,265	3,515
Total Amount Payables and Accrued Liabilities	$6,512	$5,263

The following is an aged analysis of the amounts payable and accrued liabilities:

	May 31, 2022	August 31, 2021
Less than 1 month	$2,874	$2,161
1 to 3 months	1,227	119
Over 3 months	2,411	2,983
	$6,512	$5,263